Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2021
Current assets:
Cash	$ 79,815	$ 411,711
Prepaid expenses	31,804	106,542
Deferred offering costs				$ 83,343
Cash and cash equivalents held in trust account	27,910,976	81,039,102
Total current assets	28,022,595	81,557,355		83,343
TOTAL ASSETS	28,022,595	81,557,355		83,343
Current liabilities:
Accrued liabilities	1,135,224	1,005,720
Loan payable – related party	1,045,892	480,000		63,073
Convertible promissory note payable – related party	450,000
Deferred underwriting commission payable	2,362,500	2,362,500
Total current liabilities	4,993,616	3,848,220		63,073
TOTAL LIABILITIES	4,993,616	3,848,220		63,073
COMMITMENTS AND CONTINGENCIES
Class A ordinary shares value	27,910,976	81,039,102
Total commitments and contingencies	27,910,976	81,039,102
SHAREHOLDERS’ DEFICIT
Preference shares value
Additional paid-in capital				24,784
Accumulated deficit	(4,882,206)	(3,330,176)		(4,730)
Total shareholders’ deficit	(4,881,997)	(3,329,967)		20,270
TOTAL LIABILITIES, COMMITMENTS AND CONTINGENCIES, AND SHAREHOLDERS’ DEFICIT	28,022,595	81,557,355		83,343
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares value	209	12
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares value		$ 197	[1]	$ 216	[1]

[1]	The number of ordinary shares issued and outstanding at December 31, 2021 includes an aggregate of up to 281,250 shares of non-redeemable Founder Shares that are subject to forfeiture if the underwriter does not exercise the over-allotment option. In connection with the closing of the initial public offering and the underwriter’s partial exercise of over-allotment option on May 2, 2022, 93,750 of the Founder Shares were no longer subject to forfeiture, and 187,500 of the Founder Shares were forfeited.